Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Disclosure of financial liabilities breakdown	Financial liabilities break down as follows:

(amounts in thousands of euros)
FINANCIAL LIABILITIES	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
Kreos & Claret bond loans	—	26,373	—
Lease liabilities	160	1,431	554
PGE	2,402	1,252	—
Borrowings	2,563	29,056	554
Kreos & Claret convertible notes (OCABSA)	21,643	23,370	—
Convertible loan notes	21,643	23,370	—
Kreos & Claret minimal return indemnifications	—	3,620	—
Derivative instruments	—	3,620	—
Conditional advances Bpifrance	3,262	—	—
Royalty certificates	12,229	13,023	30,237
Other financial liabilities	15,491	13,023	30,237
Total non-current financial liabilities	39,697	69,069	30,790

Kreos & Claret bond loans	—	20,028	—
Lease liabilities	379	932	1,302
PGE	1,276	1,235	—
Borrowings	1,655	22,195	1,302
Heights convertible notes	29,605	21,574	—
Convertible loan notes	29,605	21,574	—
Conditional advances Bpifrance	3,509	—	—
Other financial liabilities	3,509	—	—
Kreos & Claret BSA	2,579	1,166	—
Derivative instruments	2,579	1,166	—
Total current financial liabilities	37,348	44,935	1,302
Total financial liabilities	77,045	114,004	32,093

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA 2024-1	€14.06	[€5.7-€6.5]	58,365	€2.57	€13.10	4.30%	[5.4-6.9 years]	60.41%
BSA 2024-2	€14.06	[€5.8-€6.6]	19,455	€2.57	€13.10	4.30%	[5.5-7.0 years]	60.41%
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7.0 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7.0 years]	60.88%
BSA-2025-3	€6.48	[€3.7-€4.1]	39,370	€1.27	€6.41	3.92%	[5.5- 7.0years]	60.69%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	AGA PRICE	MATURITY	VOLATILITY	RISK FREE RATE
AGA 2023-1 (Tranches 1-4)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-1 (Tranche 5)	€15.98	€3.62	€0.00	2024-12-31	67.2%	3.20%
AGA 2023-1 (Tranche 6)	€15.98	€0.74	€0.00	2024-07-11	67.2%	3.20%
AGA 2023-2 (Tranche 1)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-2 (Tranche 2)	€15.98	€9.59	€0.00	N/A	N/A	N/A
AGA 2023-3	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-4	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-5	€9.16	€9.16	€0.00	N/A	N/A	N/A
AGA 2024-1	€12.26	€12.26	€0.00	N/A	N/A	N/A
AGA 2024-2	€13.40	€13.40	€0.00	N/A	N/A	N/A
AGA-2024-3	€12.76	€12.76	€0.00	N/A	N/A	N/A
AGA-2024-4	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-5	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-6	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-7	€10.80	€10.80	€0.00	N/A	N/A	N/A
AGA-2025-1	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	€0.00	N/A	N/A	N/A
AGA-2025-6	€5.17	€5.17	€0.00	N/A	N/A	N/A
AGA-2025-7	€61.20	€61.20	€0.00	N/A	N/A	N/A
AGA-2025-8	€89.40	€89.40	€0.00	N/A	N/A	N/A
The fair value of the Minimum Return Indemnifications was measured using the following assumptions:

Tranche B Minimum Return Indemnification (issued in March 2024)	AS OF MARCH 28, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	13%	8%
Probability-weighted present value of shortfall payment (in thousands of €)	1,959 (Final redemption) 68 (Tender offer)	2,635 (Final redemption) 136 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	1,066 (Final redemption)	104 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	1,410 (Final redemption)	241 (Final redemption)
Total fair value of MRI (in thousands of €)	1,615 (Final redemption, i.e. a+b-c) 68 (Tender offer)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	1,683	2,636

Tranche C Minimum Return Indemnification (issued in June 2024)	AS OF JUNE 21, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	15%	8%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	741 (Final redemption) 0 (Tender offer)	1,160 (Final redemption) 43 (Tender offer)
(b) Probability-weighted fair value of tranche C warrants with MRI (in thousands of €)	2,948 (Final redemption)	684 (Final redemption)
(c) Probability-weighted fair value of tranche C warrants without MRI (in thousands of €)	3,250 (Final redemption)	903 (Final redemption)
Total fair value of MRI (in thousands of €)	475 (Final redemption, i.e. a+b-c) 0 (Tender offer)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	475	984
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF AUGUST 22, 2023 (Tranche A-B)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	214,198	214,198	214,198
Exercise price per share	€18.67	€18.67	€18.67
Ordinary share price	€17.10	€9.82	€6.76
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	50%	95%	95%
Volatility	71.9% (expiry) 65.2% (tender offer)	59.5% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	2,092	920	243

Kreos/Claret Tranche C BSA - November 2023	AS OF NOVEMBER 2, 2023	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	405,832	405,832	405,832
of which, number of conditional BSA	202,915	202,916	0
Exercise price per share	€9.86	€9.86	€9.86
Ordinary share price	€8.89	€9.82	€6.67
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%	95%
Probability of Drawdown of Tranche C credit facility	30%	30%	Drawn on June 21, 2024
Volatility	67.3% (expiry) 64.3% (tender offer)	67.4% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche C BSA	1,493	1,659	923

Disclosure of main data and assumptions used for the measurement of convertible loan notes	The main data and assumptions are the following:

Heights convertible notes - August 2023	AS OF AUGUST 24, 2023	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding notes	350	350	350
Original principal amount (in thousands of €)	35,000	35,000	35,000
Interest rate	6%	6%	6%
Conversion price per share	€23.77	€23.77	€23.77
Ordinary share price	€16.74	€9.82	€6.76
Maturity date	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)	24/08/2025 (put event) 24/08/2027 (HTM/voluntary conversion)
Held to maturity / voluntary conversion scenario probability	75%	75%	75%
Initial price limit	€14.43	€14.43	€14.43
Early redemption amount (put event)	120%	120%	120%
Volatility	50%	50%	50%
Credit spread	20%	20%	25%
Risk-free rate	2.9%	2.3%	2.9%
Fair value of Heights convertible notes (in thousands of €)	32,641	27,456	20,017

Disclosure of conditional advances	Conditional advances as of December 31, 2023, 2024 and 2025 are as follows:

(amounts in thousands of euros)
CONDITIONAL ADVANCES	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
RNP VIR – Bpifrance	4,232	—	—
CARENA – Bpifrance	2,485	—	—
EBOLA – Bpifrance	55	—	—
Total conditional advances	6,771	—	—

Disclosure of variation in lease liabilities	The variations in lease liabilities are set forth below:

(amounts in thousands of euros)	LEASE LIABILITY
AS OF JANUARY 1, 2023	1,384
(+) Increase	350
(-) Decrease	(1,194)
AS OF DECEMBER 31, 2023	540
(+) Increase	2,221
(-) Decrease	(398)
AS OF DECEMBER 31, 2024	2,363
(+) Increase	444
(-) Decrease	(950)
AS OF DECEMBER 31, 2025	1,856

Disclosure of reconciliation of liabilities arising from financing activities	Changes in financial liabilities, excluding derivative instruments, are presented below as of December 31, 2023, 2024 and 2025:

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
AS OF JANUARY 1, 2023	12,982	19,957	—	—	—	4,838	6,783	1,384	3,287	49,231
Proceeds	—	—	23,119	—	35,000	—	—	—	—	58,119
Repayments	(11,635)	(23,238)	—	—	(2,188)	(1,250)	(110)	(573)	—	(38,993)
Interest paid	(2,278)	(1,602)	(818)	—	(525)	(43)	—	(12)	—	(5,278)
Non-cash changes: classification of embedded derivatives as separate derivative financial instruments	—	—	(1,046)	—	—	—	—	—	—	(1,046)
Non-cash changes: (gain)/ loss on recognition or derecognition	170	3,069	—	—	(212)	—	—	—	—	3,027
Non-cash changes: interest expense and other	760	1,814	1,393	—	727	133	98	12	2,521	7,459
Non-cash changes: recognition of earn-out liability	—	—	(1,005)	—	—	—	—	—	—	(1,005)

(Amounts in thousands of euros)
FINANCIAL LIABILITIES (excluding derivatives instruments)	Kreos 1 & 2 bond loans	Oceane	Kreos/ Claret convertible notes (OCABSA)	Kreos & Claret bond loans	Heights convertible notes	PGE	Conditional advances BPI	Lease liabilities	Royalty certificates	Total
Non-cash changes: amortized cost	—	—	—	—	—	—	—	(543)	6,421	5,878
Non-cash changes: other fair value remeasurement	—	—	—	—	(3,198)	—	—	—	—	(3,198)
Non cash changes: additional leases	—	—	—	—	—	—	—	272	—	272
AS OF DECEMBER 31, 2023	—	—	21,643	—	29,605	3,678	6,771	540	12,229	74,466
Proceeds	—	—	—	47,444	—	—	—	—	—	47,444
Repayments	—	—	—	—	(8,750)	(1,250)	(2,708)	(459)	—	(13,167)
Interest paid	—	—	(2,250)	(3,639)	(1,772)	(18)	—	(17)	—	(7,696)
Non-cash changes: classification of embedded	—	—	—	(3,204)	—	—	—	—	—	(3,204)
Non-cash changes: (gain)/ loss on recognition or	—	—	—	—	(590)	—	—	—	—	(590)
Non-cash changes: interest expense and other	—	—	3,977	5,800	1,714	77	7	61	4,198	15,834
Non-cash changes: amortized cost remeasurement	—	—	—	—	—	—	—	—	(3,404)	(3,404)
Non-cash changes: other fair value remeasurement	—	—	—	—	1,367	—	—	—	—	1,367
Non-cash changes : subsidies	—	—	—	—	—	—	(4,070)	—	—	(4,070)
Non cash changes: additional leases	—	—	—	—	—	—	—	2,221	—	2,221
Non cash changes : Effect of the change in foreign	—	—	—	—	—	—	—	17	—	17
AS OF DECEMBER 31, 2024	—	—	23,370	46,401	21,574	2,488	—	2,363	13,023	109,218
Proceeds	—	—	—	—	—	—	—	—	—	—
Repayments	—	—	—	(53,920)	(2,188)	(2,514)	—	(910)	—	(59,532)
Interest paid	—	—	(1,875)	(3,791)	(689)	(72)	—	(64)	—	(6,491)
Non-cash changes: (gain)/ loss on recognition or derecognition	—	—	—	3,838	(1,557)	—	—	—	—	2,281
Non-cash changes: interest expense and other	—	—	2,860	7,472	778	99	—	64	5,927	17,200
Non-cash changes: amortized cost remeasurement	—	—	—	—	—	—	—	(7)	11,286	11,278
Non-cash changes: other fair value remeasurement	—	—	—	—	36,002	—	—	—	—	36,002
Non-cash changes: conversion into shares	—	—	(24,354)	—	(53,921)	—	—	—	—	(78,275)
Non cash changes: additional leases	—	—	—	—	—	—	—	444	—	444
Non cash changes : Effect of the change in foreign currency exchange rates	—	—	—	—	—	—	—	(33)	—	(33)
AS OF DECEMBER 31, 2025	—	—	—	—	—	—	—	1,856	30,237	32,093

Disclosure of changes in derivative instruments	Changes in derivative instruments, are presented below as of December 31, 2023, 2024 and 2025 :

(amounts in thousands of euros)	Kreos A BSA	Kreos B BSA	OCEANE conversion option	Kreos/Claret BSA	Kreos/Claret Minimal Return Indemnifications	Total
DERIVATIVE FINANCIAL INSTRUMENTS
AS OF JANUARY 1, 2023	275	149	142	—	—	566
(+) Issuance	—	—	—	3,585	—	3,585
(+) Increase in fair value	986	440	1,620	—	—	3,046
(-) Decrease in fair value	—	—	—	(1,006)	—	(1,006)
(-) Repurchases	(489)	(339)	(1,762)	—	—	(2,591)
(-) Exercises	(771)	(250)	—	—	—	(1,021)
AS OF DECEMBER 31, 2023	—	—	—	2,579	—	2,579
(+) Issuance	—	—	—	—	2,158	2,158
(+) Increase in fair value	—	—	—	—	1,462	1,462
(-) Decrease in fair value	—	—	—	(1,413)	—	(1,413)
AS OF DECEMBER 31, 2024	—	—	—	1,166	3,620	4,786
(+) Increase in fair value	—	—	—	29,935	—	29,935
(-) Decrease in fair value	—	—	—	—	(3,620)	(3,620)
(-) Repurchases	—	—	—	(4,427)	—	(4,427)
(-) Exercises	—	—	—	(26,674)	—	(26,674)
AS OF DECEMBER 31, 2025	—	—	—	—	—	—

Disclosure of remaining contractual maturities of derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2023, 2024 and 2025. The amounts are gross and undiscounted, and include contractual interest payments.

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Heights convertible notes	29,605	36,750	10,522	9,997	16,231	—
Kreos/Claret convertible notes (OCABSA)	21,643	30,903	2,250	2,250	26,403	—
PGE	3,678	3,880	1,293	1,293	1,293	—
Conditional advances Bpifrance	6,771	6,813	3,697	1,490	1,626	—
Royalty certificates	12,229	—	—	—	—	—
Lease liabilities	540	575	406	162	7	—
Derivative instruments	2,579	2,579	2,579	—	—	—
Total financial liabilities	77,045	81,500	20,747	15,192	45,561	—

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates (1)	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Royalty certificates	30,237	—	—	—	—	—
Lease liabilities	1,856	1,906	1,340	450	116	—
Total financial liabilities	32,093	1,906	1,340	450	116	—

Disclosure of remaining contractual maturities of non-derivative financial liabilities	The following are the remaining contractual maturities of financial liabilities as of December 31, 2023, 2024 and 2025. The amounts are gross and undiscounted, and include contractual interest payments.

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Heights convertible notes	29,605	36,750	10,522	9,997	16,231	—
Kreos/Claret convertible notes (OCABSA)	21,643	30,903	2,250	2,250	26,403	—
PGE	3,678	3,880	1,293	1,293	1,293	—
Conditional advances Bpifrance	6,771	6,813	3,697	1,490	1,626	—
Royalty certificates	12,229	—	—	—	—	—
Lease liabilities	540	575	406	162	7	—
Derivative instruments	2,579	2,579	2,579	—	—	—
Total financial liabilities	77,045	81,500	20,747	15,192	45,561	—

(amounts in thousands of euros)	AS OF DECEMBER 31, 2024
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Heights convertible notes	21,574	24,063	8,750	8,750	6,563	—
Kreos/Claret convertible notes (OCABSA)	23,370	30,653	2,250	19,943	8,460	—
Kreos/Claret bond loans	46,401	58,080	24,016	25,715	8,348	—
PGE	2,488	2,586	1,293	1,293	—	—
Royalty certificates (1)	13,023	—	—	—	—	—
Lease liabilities	2,363	2,512	993	996	516	7
Derivative instruments	4,786	4,786	1,166	—	3,620	—
Total financial liabilities	114,004	122,680	38,468	56,698	27,507	7

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025
CURRENT AND NON-CURRENT FINANCIAL LIABILITIES	GROSS AMOUNT	CONTRACTUAL CASH FLOWS	LESS THAN 1 YEAR	FROM 1 TO 2 YEARS	FROM 2 TO 5 YEARS	LONGER THAN 5 YEARS

Royalty certificates	30,237	—	—	—	—	—
Lease liabilities	1,856	1,906	1,340	450	116	—
Total financial liabilities	32,093	1,906	1,340	450	116	—